AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2021

1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 82	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
Explanatory Note: This Post-Effective Amendment No. 82 to the Registration Statement of Tidal ETF Trust is being filed for the purpose of responding to Staff comments with respect to adding a new series to the Trust, the UPAR Ultra Risk Parity ETF, and to make other permissible changes under Rule 485(b).

UPAR Ultra Risk Parity ETF
(UPAR)
Listed on NYSE Arca, Inc.

PROSPECTUS
December 29, 2021

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

UPAR Ultra Risk Parity ETF - FUND SUMMARY
Investment Objective
The UPAR Ultra Risk Parity ETF (the “Fund”) seeks to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.68%
Less Fee Waiver [2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver [2]	0.65%

1    Based on estimated amounts for the current fiscal year.
2    The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), has contractually agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”)) to 0.62% of the Fund’s average daily net assets through at least April 30, 2023. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.62%. This fee waiver agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This fee waiver agreement may not be terminated by the Adviser without the consent of the Board.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through April 30, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$66	$211
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to replicate the returns of the Advanced Research Ultra Risk Parity Index (the “UPAR Index”). The UPAR Index is designed to provide leveraged exposure to the Advanced Research Risk Parity Index (the “RPAR Index”).
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The Fund and the UPAR Index will utilize leverage in an effort to balance portfolio risk across four major asset classes – Global Equities, Commodities (through commodity producer equities and gold), U.S. Treasury Inflation Protected Securities (“TIPS”), and U.S. Treasuries. “Ultra” in the Fund’s name refers to the use of leverage to enhance returns. Through the use of leverage, the Fund targets an allocation that is 160% to 180% of net asset value. The use of leverage may magnify the effect of any decrease or increase in the value of the Fund’s portfolio holdings over time relative to a fund that does not utilize leverage.
The UPAR Index
The UPAR Index is designed to provide leveraged exposure to the RPAR Index. The UPAR Index provides leveraged exposure to the RPAR Index by using an implied financing rate to target 1.4 times the asset class exposures of the RPAR Index at each quarterly rebalance. The RPAR Index allocates its exposure to four asset classes (Global Equities, Commodities (through commodity producer equities and gold), TIPS, and U.S. Treasuries) using a “risk parity” approach that seeks to balance risk to each asset class based on the long-term historic volatility exhibited by each asset class. This means that lower risk asset classes (such as TIPS) will generally have higher notional allocations than higher risk asset classes (such as global equities). At each quarterly rebalance, the allocation of the UPAR Index among each of the four asset classes will be 1.4 times the allocation of the same asset classes in the RPAR Index. The UPAR Index seeks to balance risk across the four asset classes described below. The UPAR Index is a leveraged index, meaning that the sum of the underlying asset class allocations will exceed 100%. The UPAR Index targets a total economic exposure to the four asset classes of 160% to 180% at each quarterly rebalance.

Asset Class	Sub-Class
Global Equities	U.S. Equities
Non-U.S. Developed Market Equities
Emerging Market Equities
Equity Index Futures
Commodities	Commodity Producer Equities
Gold
U.S. Treasuries	U.S. Treasury Bills
U.S. Treasury Futures
TIPS	Long-Term TIPS (15+ years)
The Fund’s Investment Strategy
The Fund will seek to replicate the returns of the UPAR Index by targeting the same exposure as the UPAR Index to the four primary asset classes identified above and adopting the same quarterly rebalancing schedule as the UPAR Index. As of the last quarterly rebalance of the UPAR Index on November 30, 2021, the target asset-class exposures in the UPAR Index (which are based on the asset-class exposures of the RPAR Index) were 49% to nominal U.S. Treasuries (including 10-year and 30-year treasuries), 49% to longer-maturity TIPS, 35% to a mix of commodity-producer equities and gold, and 35% to a mix of domestic, international and emerging-market equities, for a total economic exposure of 168%. By utilizing the same risk parity approach as the UPAR Index, the Fund expects to maintain an investment portfolio with asset class exposure that substantively matches the asset class exposure of the UPAR Index by investing in a combination of (i) U.S. Treasury securities (including TIPS), (ii) U.S. Treasury futures contracts, (iii) reverse repurchase agreements, (iv) ETFs that track a broad-based index of equity securities for one or more asset classes (or sub-classes), (v) individual equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), representing an interest in foreign equity securities, (vi) other exchange-listed vehicles issuing equity securities (“ETVs”) (including ETFs, exchange-traded notes (“ETNs”) and exchange-listed trusts), and (vii) equity index futures. The target asset class exposures of the UPAR Index are not expected to change as a function of market conditions.
In addition to investing directly in the asset classes noted above, the Fund may also invest in reverse repurchase agreements, in order to gain leveraged exposure to those asset classes.
Based on market conditions (principally the financing rates present in the market for reverse repurchase agreements), the Fund may seek sources of leverage through various means, including (but not limited to) equity index futures, U.S. treasury futures, and reverse repurchase agreements, to achieve the Fund’s target leverage.
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The Adviser will seek to construct a portfolio of securities for the Fund that will provide investment results that are comparable to the UPAR Index. The Fund is non-diversified and the Adviser expects the Fund to hold approximately 100 securities under normal market conditions.
Asset Classes
The Fund will invest in TIPS. TIPS are marketable securities whose principal is adjusted based on changes in the Consumer Price Index (“CPI”). With inflation (an increase in the CPI), the principal increases, and with deflation (a decrease in the CPI), the principal decreases. The relationship between TIPS and the CPI affects both the principal amount paid when a TIPS instrument matures and the amount of interest that a TIPS instrument pays semi-annually. When a TIPS instrument matures, the principal paid is the greater of the CPI-adjusted principal or the original principal. TIPS pay interest at a fixed rate. However, because the fixed rate is applied to the CPI-adjusted principal, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. The Fund may purchase TIPS of any maturity.
The Fund will invest directly in U.S. Treasury securities or directly or indirectly in futures contracts to gain long exposure to U.S. Treasury bonds.
The ETFs in which the Fund invests will typically be index-based ETFs that track a broad-based index that principally invests in equity securities of one or more asset classes set forth above (e.g., U.S. equities, non-U.S. developed market equities, emerging market equities, or a gold-focused index as described below). Such ETFs will typically have net assets of at least $100 million and have aggregate volume over the last 90 days of at least 100,000 shares traded. The Fund will also, specifically, invest in ETFs to obtain exposure to the equity securities of commodity producers including in the energy (including clean energy), industrial metals, agriculture and water sectors.
The Fund’s investment in ETVs allows the Fund to indirectly obtain exposure to an underlying asset class, such as futures contracts and commodities, without directly trading futures or taking physical delivery of the underlying commodity. For example, the Fund may obtain exposure to gold by investing in an ETV that owns gold, rather than the Fund directly holding gold.
In addition to achieving exposure to the global equities asset class indirectly through ETFs, the Fund may also invest directly in equity securities. The equity securities that may comprise the Fund’s equity positions include, but are not limited to, U.S.-listed common stock of domestic and foreign companies, including those in developed and emerging markets, real estate investment trusts (“REITs”), and ADRs. Such securities may be issued by small-, mid-, or large-capitalization companies. ADRs are securities traded on a U.S. stock exchange that represent interests in securities issued by a foreign publicly listed company.
The Fund will invest in equity index futures. Equity index futures are derivatives instruments that give the Fund exposure to price movements on an underlying index. The Fund therefore can profit from the price movements of a basket of equities without trading the individual constituents. An index futures contract gives the Fund the ability to buy or sell an underlying listed financial instrument at a fixed price on a future date. Equity index futures are cash settled; that is, there is no delivery of the underlying asset at the end of the contract. If on expiry the price of the index is higher than the agreed-upon contract price, the buyer has made a profit, and the seller—the future writer—has suffered a loss. Should the opposite be true, the buyer suffers a loss, and the seller makes a profit.
Under normal market conditions, the Fund’s investment adviser will typically buy or sell investments to reflect the quarterly rebalance of the UPAR Index, rather than based on an individual determination of which investments are most attractive at a given time.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which the risks appear. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”
Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.
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Borrowing Risk. The Fund’s use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Fund, and cause the Fund to decline in value.
Commodities Risk. The Fund’s exposure to investments in physical commodities subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.
Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Currency Exchange Rate Risk. The Fund invests, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
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Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.
Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.
ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
◦Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares
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will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
ETV Risk. The Fund may invest in ETFs, ETNs and exchange-listed trusts. Please see “ETF Risks,” above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track and which are disclosed elsewhere in this Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to the Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.
◦Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.
◦ETN Risk. The Fund may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.
Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
Illiquid Securities Risk. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments.
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Derivatives and other transactions, such as reverse repurchase agreements, that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment. Use of leverage by the Fund may increase the Fund’s assets under management thereby creating a potential conflict of interest for the Adviser, which receives a management fee based on the Fund’s assets under management. Assets raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.
Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
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Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The lasting effects of COVID-19 on the global economy and the recovery from COVID-19 are uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.
Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
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Performance
Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.rparetf.com/upar.
Management
Investment Adviser: Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers:
Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in December 2021.
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in December 2021.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”
When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.rparetf.com/upar.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in your individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND
Investment Objective
The Fund seeks to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.
An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board and written notice to shareholders.
Principal Investment Strategies
The following information is in addition to, and should be read along with, the description of the Fund’s principal investment strategies in the section titled “Fund Summary-Principal Investment Strategies” above.
Temporary Strategies. For temporary defensive purposes during adverse market, economic, political or other conditions, the Fund may invest in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in the Fund not achieving its investment objective.
Manager of Managers Structure
Although the Fund is not currently sub-advised, the Fund and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Trust’s Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund will achieve its investment objective. The following information is in addition to, and should be read along with, the description of the Fund’s principal investment risks in the section titled “Fund Summary—Principal Investment Risks” above.
The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order the risk appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Fund:
Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments. Agriculture prices can be more volatile than prices of other types of investments and can be affected by a wide range of factors, including changes in overall market movements, speculative activity of other investors, real or perceived inflationary trends, economic or other sanctions, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), and developments affecting a particular sector, industry, or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs and international economic, political and regulatory developments.
Borrowing Risk. The Fund’s use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include
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the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Fund, and cause the Fund to decline in value.
Commodities Risk. The Fund’s exposure to investments in physical commodities subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.
Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Currency Exchange Rate Risk. The Fund invests, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. GDRs may be issued in bearer form and denominated in other currencies and are generally designed for use throughout the world. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.
Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations
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under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.
Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.
Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.
ETF Risk.
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a
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relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
ETV Risk. The Fund may invest in ETFs, ETNs and exchange-listed trusts. Please see “ETF Risks,” above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track and which are disclosed elsewhere in this Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to the Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.
◦Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.
◦ETN Risk. The Fund may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
Foreign Securities Risk. Securities of non-U.S. issuers, including ADRs, are subject to certain inherent risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities, including ADRs, to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. securities, including ADRs. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest
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at rates which are adjusted based upon international interest rates. Because non-U.S. securities, including ADRs, may trade on days when the Fund’s shares are not priced, NAV may change at times when the Fund’s shares cannot be sold.
Foreign banks and securities depositories at which the Fund holds its foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.
Futures Contracts Risk.  A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.
Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
Illiquid Securities Risks. The Fund may invest in illiquid or restricted securities deemed illiquid. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder redemptions and as a result, the Fund may be forced to sell securities at inopportune prices. Certain fixed income instruments are not readily marketable and may be subject to restrictions on resale. Fixed income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed income instruments may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed income securities.
Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term
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securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments. Derivatives and other transactions, such as reverse repurchase agreements, that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment. Use of leverage by the Fund may increase the Fund’s assets under management thereby creating a potential conflict of interest for the Adviser, which receives a management fee based on the Fund’s assets under management. Assets raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Market Risk. The trading prices of debt securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.
Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility
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than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector, and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors, and widespread concern and uncertainty. The recovery from the lasting effects of COVID-19 is uncertain and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
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Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund’s investments in ETFs and stocks are generally expected to generate qualifying income. Certain of the Fund’s investments, however, may generate income that is not qualifying income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In addition, the Fund must satisfy a quarterly asset diversification test. If the Fund were to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.
TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF, will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.
Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings will be available on the Fund’s website at www.rparetf.com/upar.
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
Toroso Investments, LLC, located at 898 N. Broadway, Suite 2, Massapequa, New York 11758, is an SEC-registered investment adviser and a Delaware limited liability company. Toroso was founded in and has been managing investment companies since March 2012. Toroso is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2021, Toroso had assets under management of approximately $8.2 billion and serves as the investment adviser or sub-adviser for 43 registered funds.
Toroso serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser is responsible for determining the securities purchased and sold by the Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.
Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for Excluded Expenses. For the services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed to reduce its unitary management fee to 0.62% of the Fund’s average daily net assets through at least April 30, 2023. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.62%. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board of Trustees.
A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the period ending June 30, 2022.
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Portfolio Managers
The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of the Fund since its inception. Mr. Venuto and Mr. Ragauss are jointly responsible for the day-to-day-management of the Fund.
Michael Venuto, Chief Investment Officer for the Adviser
Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser
Mr. Ragauss serves as Portfolio Manager at the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at Csat Investment Advisory, L.P., doing business as Exponential ETFs, from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.
CFA® is a registered trademark owned by the CFA Institute.
The Fund’s SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.
FUND SPONSOR
The Adviser has entered into an Agreement with RPAR, LLC, a wholly owned subsidiary of Evoke Holdings, LLC (“RPAR, LLC”), under which RPAR, LLC assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although RPAR, LLC has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. RPAR, LLC will also provide marketing support for the Fund, including hosting the Fund’s website and preparing marketing materials related to the Fund. For these services and payments, RPAR, LLC is entitled to a fee based on the total management fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses. RPAR, LLC does not make investment decisions, provide investment advice, participate in the active management of the Fund, or otherwise act in the capacity of an investment adviser to the Fund.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).
Fair Value Pricing
The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been delisted or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Other Registered Investment Companies in the Fund
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust or rule under the 1940 Act, including that such investment companies enter into an agreement with the Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
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DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.
The Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).
The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules only applicable to RICs, such as the Fund. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Fund. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in the Fund.
Taxes on Distributions
For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.
In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain
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thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no
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significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Foreign Investments by the Fund
Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties or conventions between certain countries and the United States may reduce or eliminate such taxes. If, as of the close of a taxable year, more than 50% of the value of the Fund’s assets consists of certain foreign stock or securities, the Fund will be eligible to elect to “pass through” to investors the amount of certain qualifying foreign income and similar taxes paid by the Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If the Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Taxation of REIT Investments
The Fund will invest in REITs. The Tax Act treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
Foreside Fund Services, LLC (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
When available, information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Fund’s website at www.rparetf.com/upar.
ADDITIONAL NOTICES
22

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.
FINANCIAL HIGHLIGHTS
This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s performance for the Fund’s periods of operations. Because the Fund has not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.
23

UPAR Ultra Risk Parity ETF

Adviser	Toroso Investments, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758	Administrator	Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758
Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212	Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street Philadelphia, Pennsylvania 19102
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202	Fund Sponsor	RPAR, LLC, a wholly owned subsidiary of Evoke Holdings, LLC 10635 Santa Monica Blvd., Suite 240 Los Angeles, California 90025
Investors may find more information about the Fund in the following documents:
Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI dated December 29, 2021, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation.
When available, you can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at 833-540-0039.
Shareholder reports, the Fund’s current Prospectus and SAI and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Fund’s Internet website at www.rparetf.com/upar or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23377)

UPAR Ultra Risk Parity ETF
(UPAR)

Listed on NYSE Arca, Inc.
STATEMENT OF ADDITIONAL INFORMATION
December 29, 2021

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the UPAR Ultra Risk Parity ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), dated December 29, 2021, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 833-540-0039, visiting www.rparetf.com/upar, or writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-23377). When available, a copy of the Fund’s Annual Report to Shareholders may be obtained at no charge by contacting the Fund at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple series, including the Fund. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on June 4, 2018. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Fund.
The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Non-Diversification
The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject Shares to greater price volatility than more diversified investment companies.
Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.
General Risks
The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Fund as disclosed in the Prospectus, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments.
Borrowing
To the extent permitted by the 1940 Act, the Fund may borrow money for investment purposes, typically in the form of reverse repurchase agreements (discussed further below), which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.
Under the 1940 Act, the Fund may also borrow funds to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.
Whether the Fund is borrowing for investment purposes, to meet redemptions or for other emergency purposes, the 1940 Act precludes the Fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by the Fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts
To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Fund will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts. The use of a depositary receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the depositary receipt.
Equity Securities
Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Foreign Securities
The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.
Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).
Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. Dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.
Illiquid Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board.
Investment Company Securities
The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If the Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). Additionally, the Fund may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such exemptive relief.
Exchange-Traded Funds
The Fund may invest in shares of other investment companies, including ETFs. As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other ETFs may be limited by applicable law. Disruptions in the markets for the securities underlying the ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV.
Exchange-Traded Vehicles
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodities markets through investments in commodity-based exchange-traded vehicles (“ETVs”), which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.
Money Market Funds
The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Other Short-Term Instruments
The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with its custodian bank, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Securities Lending
The Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.
With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.
The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
Tax Risks
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
Temporary Defensive Strategies
Under normal market conditions, the Fund expects to generally be fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in the Fund not achieving its investment objective.
U.S. Government Securities
The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are protected.
On December 24, 2009, the U.S. Treasury amended the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. On August 17, 2012, the U.S. Treasury announced the Third Amendment to the Agreement that recalibrated the calculation of the quarterly dividends that Freddie Mac pays to the U.S. Treasury which eliminated the need for Freddie Mac circularly to borrow from the U.S. Treasury only then to pay dividends back to the U.S. Treasury. The Third Amendment suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The Third Amendment also eliminated the requirement that Freddie Mac obtain the U.S. Treasury’s consent for asset dispositions with a fair market value (individually or in aggregate) of less than $250 million, but required Freddie Mac to submit annual risk management plans to the U.S. Treasury. On December 21, 2017, a letter agreement between the U.S. Treasury and Freddie Mac changed the terms of the senior preferred stock certificates to permit Freddie Mac to retain a $3 billion capital reserve, quarterly. On September 30, 2019, the U.S. Treasury and the Federal Housing Finance Agency (FHFA), acting as Conservator to Freddie Mac, announced amendments to the senior preferred stock certificates that will permit Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the letter agreements. Since January 6, 2014, FHFA has conducted an ongoing assessment of its obligations and statutory mandates in preparation for Freddie Mac’s eventual exit from conservatorship.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long term sovereign credit rating on the U.S. in explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Debt Securities
In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.
Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Adviser attempts to reduce credit and market risk through diversification of the Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.
Inflation-Indexed Bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury, commonly known as “TIPS,” have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
The Fund’s investments in debt securities may subject the Fund to the following risks:
Credit risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Financial Services (“S&P®”), to help describe the creditworthiness of the issuer.
Uncertain Tax Treatment Risk. Investments in debt securities rated below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Credit ratings risk. The Adviser may perform its own independent investment analysis of securities being considered for the Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Adviser also may consider the ratings assigned by various investment services and independent rating agencies, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories.
Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Extension risk. The market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Income risk. The Fund’s income may decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
Inflation risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Prepayment risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Real Estate Investment Trusts (“REITs”)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest at least 75% of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Derivative Instruments
Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures and forwards.
Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.
Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.
Because some derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. See “Borrowing” above for more information on the Fund’s obligation to cover or segregate such assets.
Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.
The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.
Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.
The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.
When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.
Risks of futures contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.
There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.
If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if the Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.
The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.
Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Commodity-Linked Instruments
Commodity-linked instruments are designed to provide exposure to the investment returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets are assets such as oil, gas, industrial and precious metals, livestock, water, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. Investing in physical commodities through commodity-linked instruments presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Commodity-Related Pooled Investment Vehicles. Commodity-related pooled investment vehicles include ownership interests in grantor trusts and other pooled investment vehicles that hold tangible assets such as gold, silver or other commodities or invest in commodity futures. Grantor trusts are typically traded on an exchange.
Investors do not have the rights normally associated with ownership of other types of shares when they invest in pooled investment vehicles holding commodities or commodity futures, including those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to small investors. If investors in the underlying commodity through the pooled investment vehicle other than the Fund exercise their right to terminate, the Fund will have to find another investment and may not be able to find another vehicle that offers the same investment features. In the event that one or more participants holding a substantial interest in these pooled investment vehicles withdraw from participation, the liquidity of the pooled investment vehicle will likely decrease which could adversely affect the market price of the pooled investment vehicle and result in the Fund incurring a loss on its investments.
These pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
These vehicles are subject to the risks associated with direct investments in commodities. The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. Many factors can cause a decline in the prices of commodities including a change in economic conditions, such as a recession. This risk is magnified when the commodity is used in manufacturing. In addition, the prices of commodities may be adversely impacted by a change in the attitude of speculators and investors toward the applicable commodity, or a significant increase in commodity price hedging activity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality.
The commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay trust fees and expenses, including expenses associated with indemnification of certain service providers to the pooled investment vehicle. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and the Fund will incur a loss on its investment.
Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. The Fund’s intention to qualify as a regulated investment company under Subchapter M of the Code may limit its ability to make investments in grantor trusts or limited partnerships that invest in commodities or commodity futures.
Commodity Pool Operator Regulation. With regard to the Fund, the Adviser claims relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that the Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for the Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.
Investment Restrictions
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, the Fund may not:
1.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2.Make loans, except to the extent permitted under the 1940 Act.
3.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.
4.Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
5.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
6.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), securities of registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following non-fundamental restriction, which may be changed without a shareholder vote:
1.The Fund will not hold illiquid investments in excess of 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Distributor (defined below), and the Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures, and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices, and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers, such as the Fund’s independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the nature of the Fund’s investments.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.
The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, despite there being no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal ETF Trust, 898 N. Broadway, Suite 2, Massapequa, New York 11758.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018); Head of Global Distribution Services, Foreside Financial Group, LLC (broker-dealer) (2016); Managing Director, Head of Global Distribution Services, Beacon Hill Fund Services (broker-dealer) (2015–2016).	29	None
Dusko Culafic Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	29	None
Eduardo Mendoza Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	29	None
Interested Trustee
Eric W. Falkeis (2) Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	29	Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).
(1) All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(2) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the series of the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Trust, and to exercise their business judgment in a manner that serves the best interests of the shareholders of each series of the Trust. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.
The Trust has concluded that Mr. Baltimore should serve as a Trustee because of his substantial experience with the distribution of investment company securities and his experience with regulatory matters through his current position at Global Rhino, LLC and prior position at Global Sight, LLC, asset management distribution consulting firms, current position at Joot, an asset management compliance services firm, and his past experience with distribution activities at the parent company of the Trust’s Distributor (defined below). The Board believes Mr. Baltimore’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Culafic should serve as a Trustee because of his substantial experience with investment management operations and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Operational Due Diligence Analyst of Aurora Investment Management, LLC, a registered investment adviser. The Board believes Mr. Culafic’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Mendoza should serve as a Trustee because of his substantial experience with credit markets and finance and his experience with financial, accounting, investment, and regulatory matters through his former positions as Managing Director (and other positions) of BMO Capital Markets, an investment bank. The Board believes Mr. Mendoza’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Fund.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities).
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to identify, evaluate, and recommend candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, but at least annually in November.
Valuation Committee. The Board has delegated day-to-day valuation issues to a Valuation Committee that is composed of Mr. Falkeis, Daniel H. Carlson and Thomas Newberg. Mr. Carlson is the Chief Financial Officer, Chief Compliance Officer, and a Managing Member of the Adviser. Mr. Newberg is Vice President of Compliance of the Adviser. Although the Valuation Committee is not a committee of the Board (i.e., committee members need not be a Trustee), the Valuation Committee’s membership is appointed by the Board and its charter and applicable procedures are approved by the Board. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as necessary.
Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 898 N. Broadway, Suite 2, Massapequa, New York 11758, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).
Daniel H. Carlson Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.
Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).
As of December 31, 2020, Mr. Falkeis beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Fund(1)	Aggregate Dollar Range of Shares of Series of the Trust
Eric W. Falkeis	None	Over $100,000
(1) The Fund had not commenced operations as of December 31, 2020.
As of December 31, 2020, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
Board Compensation. The Independent Trustees each receive $15,000 for each in-person meeting attended, $7,500 for each special meeting attended, and $1,000 for each telephonic audit committee meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee.(1) The Audit Committee Chair receives an annual fee of $2,500.(2) The Trust has no pension or retirement plan.
The following table shows the compensation estimated to be earned by each Trustee for the Fund’s current fiscal year ending November 30, 2022. Independent Trustee fees are paid by the Adviser or sub-adviser (for series that are sub-advised) to each series of the Trust and not by the Fund. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Estimated Compensation From Fund	Total Estimated Compensation From Fund Complex Paid to Trustees (3)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Mark H.W. Baltimore	$0	$75,000
Dusko Culafic	$0	$77,500
Eduardo Mendoza	$0	$75,000
(1) Prior to September 1, 2021, the Independent Trustees each received $10,000 for each regular quarterly meeting attended, $5,000 for each special meeting attended, and $1,000 for each telephonic audit committee meeting attended. Effective January

1, 2022, the Independent Trustees will receive $25,000 for each regular quarterly meeting attended, $7,500 for each special meeting attended, and $1,000 for each telephonic audit committee meeting attended.
(2) Prior to January 1, 2021, the Audit Committee Chair did not receive a fee. Effective January 1, 2022, the Audit Committee Chair will receive an annual fee of $10,000.
(3) There are currently 28 other portfolios comprising the Fund complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.
As of the date of this SAI, the Fund had not yet commenced operations and no Shares were outstanding.
CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that are used when voting proxies on behalf of the Fund.
In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 833-540-0039 or (2) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER
Toroso Investments, LLC, 898 N. Broadway, Suite 2, Massapequa, New York 11758, serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund.
Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser also oversees the trading of portfolio securities for the Fund. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for the Excluded Expenses, as defined in the Prospectus.
For services provided to the Fund, the Fund pays the Adviser a unified management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to a reduced unitary management fee of 0.62% for the

Fund until at least April 30, 2023. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.62%. This fee waiver agreement may be terminated only by, or with the consent of, the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This fee waiver agreement may not be terminated by the Adviser without the consent of the Board.
The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.
The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.
The Fund is new, and the Fund has not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.
Portfolio Managers
The Fund is managed by Michael Venuto, Chief Investment Officer for the Adviser, and Charles A. Ragauss, CFA, Portfolio Manager for the Adviser.
Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of August 31, 2021.
Michael Venuto, Chief Investment Officer for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	35	$5,337	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	557	$292	0	$0
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	34	$4,967	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Fund had not yet commenced operations and no Shares were owned by the portfolio managers.
Portfolio Manager Compensation. Mr. Venuto is compensated by the Adviser with a base salary and a profit sharing plan. Mr. Venuto is an equity owner of the Adviser and therefore benefits indirectly from the revenue generated from the Fund’s Investment Advisory Agreement with the Adviser. Mr. Ragauss is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund.
Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Fund. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.
THE DISTRIBUTOR
The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
The Fund is new and has not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 833-540-0039.
Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12)

month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Fund’s ability to sell shares and access important distribution channels.
The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.
The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR
Tidal ETF Services LLC (“Tidal” or the “Administrator”), an affiliate of the Adviser, serves as the Fund’s administrator. Tidal is located at 898 N. Broadway, Suite 2, Massapequa, New York 11758. Pursuant to a Fund Administration Servicing Agreement between the Trust and Tidal, Tidal provides the Trust with, or arranges for, administrative and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of Tidal serve as the Trust’s principal executive officer and principal financial officer, Tidal coordinates the payment of Fund-related expenses, and Tidal manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.
The Fund is new and Tidal has not received any fees for administrative services to the Fund as of the date of this SAI.
SUB-ADMINISTRATOR AND TRANSFER AGENT
Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The Fund is new and Global Fund Services has not received any fees for administrative services to the Fund as of the date of this SAI.
CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
COMPLIANCE SERVICES ADMINISTRATOR
The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, Esq., an employee of Cipperman, serves as the Trust’s Chief Compliance Officer. The Trust’s Chief Compliance Officer will prepare and update the Trust’s compliance policies and procedures and monitor and test compliance with such policies and procedures.
LEGAL COUNSEL
Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel for the Trust and the Independent Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, located at Two Liberty Place, 50 S. 16th Street, 29th Floor, Philadelphia, Pennsylvania, 19102, serves as the independent registered public accounting firm for the Fund.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee, or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.
Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.
The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The Fund is new and has not paid any brokerage commissions as of the date of this SAI.
Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act, and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
The Fund is new and has not paid brokerage commissions to any registered broker-dealer affiliates of the Fund or the Adviser as of the date of this SAI.
Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund, or (3) sold the largest dollar amounts of Shares.
The Fund is new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.
PORTFOLIO TURNOVER RATE
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing, and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.
The Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners; or payments made on account of beneficial ownership interests in Shares; or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests; or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The

NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below) computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund may change from time to time.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (1) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (2) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is 3:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an

Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone, or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component, plus (2) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (7) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (8) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of the Fund, will not impair the arbitrage mechanism for investors.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$750	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$750	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (1) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (2) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within two Business Days of the trade date.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units, may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
DETERMINATION OF NAV
NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer); (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer); or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”
General Policies. The Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.
The Fund will declare and pay income and capital gain distributions, if any, in cash. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local, or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Fund. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Fund. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in the Fund.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.
Taxation of the Fund. The Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, the Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late-year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late-year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late-year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, (commonly referred to as “post-October losses”), and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period generally ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.
The Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (1) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated; (2) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities; and (3) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. The Fund intends to distribute quarterly to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and its net tax-exempt income, if any. The Fund intends to distribute annually to its shareholders substantially all of its net capital gain, if any (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.
Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November, or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The Internal Revenue Service (“IRS”) has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to their Shares.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (1) a taxpayer’s investment income, net of deductions properly allocable to such income; or (2) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio), or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction, and whether the wash sales rule applies, and when a loss may be deductible.
Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.
Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Foreign Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts, and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (1) distributions of investment company taxable income and (2) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (1) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”); (2) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”), or that has a subsidiary that is a TMP, or that invests in the residual interest of a REMIC; or (3) Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.
FINANCIAL STATEMENTS
Financial statements and annual reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s annual report at no charge by calling 833-540-0039 or through the Fund’s website at www.rparetf.com/upar.

TIDAL ETF TRUST

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.			Description of Exhibit
(a)	(i)
Certificate of Trust of Tidal ETF Trust (the “Trust” or the “Registrant”) - previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.

	(ii)		Registrant’s Declaration of Trust - previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(iii)		Organizational Documents for Toroso Cayman Subsidiary I (for the Acruence Active Hedge U.S. Equity ETF).
		(1)	Investment Advisory Agreement - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(3)	Certificate of Incorporation - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(4)	Tax Undertaking - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(b)
Registrant’s Amended and Restated By-Laws - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and are incorporated herein by reference.

(c)			Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)
Investment Advisory Agreement between the Trust (on behalf of National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named Aware Ultra-Short Duration Enhanced Income ETF)) and Toroso Investments, LLC (“Toroso”) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(ii)
Investment Advisory Agreement between the Trust (on behalf of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF and SoFi Gig Economy ETF (the “SoFi ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(2)
Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Dividend ETF) - previously filed with Post-Effective Amendment No. 55 on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(iii)
Investment Advisory Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the RPAR Risk Parity ETF) and Toroso (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
(iv)
Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso (adding the SP Funds S&P Global REIT Sharia ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(v)
Investment Advisory Agreement between the Trust (on behalf of Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF (the “Leatherback ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(vi)
Investment Advisory Agreement between the Trust (on behalf of Adasina Social Justice All Cap Global ETF) and Toroso - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(vii)
Investment Advisory Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(viii)
Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso - previously filed with Post-Effective Amendment No. 35 on Form N-1A on November 13, 2020 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso (adding the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.

(ix)
Investment Advisory Agreement between the Trust (on behalf of Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Income ETF, Sound Enhanced Equity Income ETF, and Sound Total Return ETF (the “Sound Income ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(x)
Investment Advisory Agreement between the Trust (on behalf of Euclid Capital Growth ETF) and Toroso - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xi)
Investment Advisory Agreement between the Trust (on behalf of Acruence Active Hedge U.S. Equity ETF) and Toroso - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(xii)
Investment Advisory Agreement between the Trust (on behalf of SonicShares™ Airlines, Hotels, Cruise Lines ETF) and Toroso - previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SonicShares™ Airlines, Hotels, Cruise Lines ETF) and Toroso (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(xiii)
Investment Advisory Agreement between the Trust (on behalf of American Customer Satisfaction ETF) and Toroso - previously filed with Post-Effective Amendment No. 59 on N-1A on May 21, 2021 and is incorporated herein by reference.

(xiv)
Investment Advisory Agreement between the Trust (on behalf of iClima Global Decarbonization Transition Leaders ETF and iClima Distributed Renewable Energy Transition Leaders ETF (the “iClima ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 67 on N-1A on July 14, 2021 and is incorporated herein by reference.

(xv)
Investment Advisory Agreement between the Trust (on behalf of Robinson Alternative Yield Pre-Merger SPAC ETF) and Toroso - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(xvi)
Investment Advisory Agreement between the Trust (on behalf of ZEGA Buy and Hedge ETF) and Toroso - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(xvii)
Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Rising Rates ETF) and Toroso - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(xviii)		Investment Advisory Agreement between the Trust (on behalf of Elevate Shares 2X Daily Blockchain ETF (the “Elevate Shares ETF”)) and Toroso - to be filed by amendment.
(xix)		Investment Advisory Agreement between the Trust (on behalf of Home Appreciation U.S. REIT ETF) and Toroso - to be filed by amendment.
(xx)		Investment Advisory Agreement between the Trust (on behalf of Pinnacle Sherman Breakaway ETF) and Toroso - to be filed by amendment.
(xix)
Investment Sub-Advisory Agreement between Toroso and National Investment Services of America, LLC (“NIS”) (for National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named Aware Ultra-Short Duration Enhanced Income ETF)) - previously filed with Post-Effective Amendment No. 48 on Form N-1A on March 26, 2021 and is incorporated herein by reference.

(xx)
Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.

(1)
First Amendment to the Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (adding the SP Funds S&P Global REIT Sharia ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(xxi)
Investment Sub-Advisory Agreement between Toroso and Income Research + Management (for the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(xxii)
Investment Sub-Advisory Agreement between Toroso and Leatherback Asset Management, LLC (for the Leatherback ETFs) - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(xxiii)
Investment Sub-Advisory Agreement between Toroso and Robasciottti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”) (for the Adasina Social Justice All Cap Global ETF) - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(xxiv)
Investment Sub-Advisory Agreement between Toroso and Gotham Asset Management, LLC (“Gotham”) (for the Gotham Enhanced 500 ETF ) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(xxv)
Investment Sub-Advisory Agreement between Toroso and Sound Income Strategies, LLC (for the Sound Income ETFs) - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(xxvi)
Investment Sub-Advisory Agreement between Toroso and Euclid Investment Advisory, LLC (for the Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xxvii)
Investment Sub-Advisory Agreement between Toroso and Acruence Capital, LLC (for the Acruence Active Hedge U.S. Equity ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(xxviii)
Investment Sub-Advisory Agreement between Toroso and Robinson Capital Management, LLC (for the Robinson Alternative Yield Pre-Merger SPAC ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(xxiv)
Investment Sub-Advisory Agreement between Toroso and ZEGA Financial, LLC (for the ZEGA Buy and Hedge ETF) - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.

(xxv)
Investment Sub-Advisory Agreement between Toroso and FolioBeyond, LLC (for the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

Exhibit No.			Description of Exhibit
	(xxvi)		Investment Sub-Advisory Agreement between Toroso and Armada ETF Advisors LLC (for the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
	(xxvii)		Investment Sub-Advisory Agreement between Toroso and Pinnacle Family Advisors, LLC (for the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(e)	(i)
ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC (“Foreside”) - previously filed with Post-Effective Amendment No. 73 on Form N-1A on October 14, 2021 and is incorporated herein by reference.

		(1)	First Amendment to the ETF Distribution Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
		(2)	Amended Exhibit A to the ETF Distribution Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
		(3)	Amended Exhibit A to the ETF Distribution Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(ii)
Form of Authorized Participant Agreement - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(iii)		Distribution Services Agreement between Toroso and Foreside - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
(f)			Not applicable.
(g)	(i)		Custody Agreement between the Trust and U.S. Bank National Association - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to Custody Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
(2)
Second Amendment to Custody Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Custody Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

		(4)	Fourth Amendment to Custody Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Custody Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Custody Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Custody Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Custody Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Custody Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Custody Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

Exhibit No.			Description of Exhibit
(11)
Eleventh Amendment to Custody Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

		(12)	Twelfth Amendment to Custody Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
		(13)	Thirteenth Amendment to Custody Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
		(14)	Fourteenth Amendment to Custody Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(h)	(i)
Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Fund Administration Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Fund Administration Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

(4)
Fourth Amendment to Fund Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(5)
Fifth Amendment to Fund Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF, SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Administration Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Administration Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Administration Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

		(10)	Tenth Amendment to Fund Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
		(11)	Eleventh Amendment to Fund Administration Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
		(12)	Twelfth Amendment to Fund Administration Servicing Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(ii)
Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(1)
First Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Fund Sub-Administration Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Fund Sub-Administration Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Sub-Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Sub-Administration Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Fund Sub-Administration Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

	(12)	Twelfth Amendment to Fund Sub-Administration Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
	(13)	Thirteenth Amendment to Fund Sub-Administration Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
	(14)	Fourteenth Amendment to Fund Sub-Administration Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(iii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Fund Accounting Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(2)
Second Amendment to Fund Accounting Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Accounting Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Fund Accounting Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Accounting Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Accounting Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Accounting Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, and Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Accounting Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Fund Accounting Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Fund Accounting Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

	(12)	Twelfth Amendment to Fund Accounting Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
	(13)	Thirteenth Amendment to Fund Accounting Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
	(14)	Fourteenth Amendment to Fund Accounting Servicing Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(iv)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Transfer Agent Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Transfer Agent Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(3)
Third Amendment to Transfer Agent Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Transfer Agent Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Transfer Agent Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Transfer Agent Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Transfer Agent Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Transfer Agent Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Transfer Agent Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Transfer Agent Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

	(12)	Twelfth Amendment to Transfer Agent Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - filed herewith.
	(13)	Thirteenth Amendment to Transfer Agent Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
	(14)	Fourteenth Amendment to Transfer Agent Servicing Agreement (adding the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(v)
Compliance Services Agreement between the Trust and Cipperman Compliance Services, LLC - previously filed with Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A on January 28, 2019 and is incorporated herein by reference.

(vi)		Powers of Attorney - previously filed with Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on April 28, 2020 and is incorporated herein by reference.
(vii)
Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(viii)
Fee Waiver Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso - previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(ix)		Fee Waiver Agreement between the Trust (on behalf of the UPAR Ultra Risk Parity ETF) and Toroso - filed herewith.
(x)
Fee Waiver Agreement between the Trust (on behalf of the ATAC US Rotation ETF) and Toroso - previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(xi)
Fee Waiver Agreement between the Trust (on behalf of the ATAC Credit Rotation ETF) and Toroso - previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.

(xii)
Fee Waiver Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(xiii)
Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and FundVantage Trust -previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(i)	(i)
Opinion and Consent of Counsel (for the National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named the Aware Ultra-Short Duration Enhanced Income ETF)) – previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

(ii)
Opinion and Consent of Counsel (for the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(iii)
Opinion and Consent of Counsel (for the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(iv)
Opinion and Consent of Counsel (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A on December 16, 2019 and is incorporated herein by reference.

(v)
Opinion and Consent of Counsel (for the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(vi)
Opinion and Consent of Counsel (for the Leatherback ETFs) - previously filed with Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(vii)
Opinion and Consent of Counsel (for the Adasina Social Justice All Cap Global ETF) - previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(viii)
Opinion and Consent of Counsel (for the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(ix)
Opinion and Consent of Counsel (for the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.

(x)
Opinion and Consent of Counsel (for the SP Funds S&P Global REIT Sharia ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A to the Trust’s Registration Statement on December 23, 2020 and is incorporated herein by reference.

(xi)
Opinion and Consent of Counsel (for the Sound Income ETFs) - previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(xii)
Opinion and Consent of Counsel (for the Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xiii)
Opinion and Consent of Counsel (for the Acruence Active Hedge U.S. Equity ETF) - previously filed with Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 5, 2021 and is incorporated herein by reference.

Exhibit No.		Description of Exhibit
(xiv)
Opinion and Consent of Counsel (for the SoFi Weekly Dividend ETF) - previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(xv)
Opinion and Consent of Counsel (for the SonicShares™ Airlines, Hotels, Cruise Lines ETF) - previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.

(xvi)
Opinion and Consent of Counsel (for the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 59 on Form N-1A on May 21, 2021 and is incorporated herein by reference.

	(xvii)	Opinion and Consent of Counsel (for the iClima ETFs) - previously filed with Post-Effective Amendment No. 67 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xviii)
Opinion and Consent of Counsel (for the Robinson Alternative Yield Pre-Merger SPAC ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

	(xix)	Opinion and Consent of Counsel (for the ZEGA Buy and Hedge ETF) - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 23, 2021 and is incorporated herein by reference.
	(xx)	Opinion and Consent of Counsel (for the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
	(xxi)	Opinion and Consent of Counsel (for the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xxii)
Opinion and Consent of Counsel (for the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

	(xxiii)	Opinion and Consent of Counsel (for the UPAR Ultra Risk Parity ETF) - filed herewith.
	(xxiv)	Opinion and Consent of Counsel (for the Elevate Shares ETF) - to be filed by amendment.
	(xxv)	Opinion and Consent of Counsel (for the Home Appreciation U.S. REIT ETF) - to be filed by amendment.
	(xxvi)	Opinion and Consent of Counsel (for the Pinnacle Sherman Breakaway ETF) - to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
(ii)
Letter of Representations between the Trust and Depository Trust Company - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

(m)		Amended and Restated Distribution (Rule 12b-1) Plan - filed herewith.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)
Code of Ethics for Tidal ETF Trust - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(ii)	Code of Ethics for Toroso - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(iii)	Code of Ethics for Distributor - not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for NIS - previously filed with Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A on March 26, 2021 and is incorporated herein by reference.
	(v)	Code of Ethics for ShariaPortfolio, Inc. - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(vi)	Code of Ethics for Income Research + Management - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

Exhibit No.	Description of Exhibit
(vii)	Code of Ethics for Leatherback Asset Management, LLC - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(viii)	Code of Ethics for Adasina - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.
(ix)	Code of Ethics for Gotham - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(x)	Code of Ethics for Sound Income Strategies, LLC - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(xi)	Code of Ethics for Euclid Investment Advisory, LLC - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.
(xii)	Code of Ethics for Acruence Capital, LLC - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(xiii)	Code of Ethics for Robinson Capital Management, LLC - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
(xiv)	Code of Ethics for ZEGA Financial, LLC - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.
(xv)	Code of Ethics for FolioBeyond, LLC - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(xvi)	Code of Ethics for Armada ETF Advisors LLC - to be filed by amendment.
(xvii)	Code of Ethics for Pinnacle Family Advisors, LLC - to be filed by amendment.
Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.
The Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.
No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporates by reference the investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) currently on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Toroso Investments, LLC	801-76857
Investment Sub-Advisers	SEC File No.
National Investment Services of America, LLC	801-118132
Income Research + Management	801-29482
Leatherback Asset Management, LLC	801-119407
Robasciotti & Associates, Inc., d/b/a Adasina Social Capital	801-113385
Gotham Asset Management, LLC	801-69960
ShariaPortfolio, Inc.	801-80652
Sound Income Strategies, LLC	801-80425
Euclid Investment Advisory, LLC	801-60766
Acruence Capital, LLC	801-119919
Robinson Capital Management, LLC	801-77378
ZEGA Financial, LLC	801-78723
FolioBeyond, LLC	801-113952
Armada ETF Advisors LLC	In Process
Pinnacle Family Advisors, LLC	801-78013
Item 32. Principal Underwriter
(a)    Foreside Fund Services, LLC serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:
1.ABS Long/Short Strategies Fund
2.Absolute Shares Trust
3.Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.AdvisorShares Trust
5.AFA Multi-Manager Credit Fund
6.AGF Investments Trust (f/k/a FQF Trust)
7.AIM ETF Products Trust
8.Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.AlphaCentric Prime Meridian Income Fund
10.American Century ETF Trust
11.American Customer Satisfaction ETF, Series of ETF Series Solutions
12.Amplify ETF Trust

13.ARK ETF Trust
14.ASYMmetric ETFs Trust
15.Bluestone Community Development Fund (f/k/a The 504 Fund)
16.Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
17.Bridgeway Funds, Inc.
18.Brinker Capital Destinations Trust
19.Brookfield Real Assets Income Fund Inc.
20.Cabot Equity Growth ETF, Series of Listed Funds Trust
21.Calamos Convertible and High Income Fund
22.Calamos Convertible Opportunities and Income Fund
23.Calamos Dynamic Convertible and Income Fund
24.Calamos Global Dynamic Income Fund
25.Calamos Global Total Return Fund
26.Calamos Strategic Total Return Fund
27.Carlyle Tactical Private Credit Fund
28.Center Coast Brookfield MLP & Energy Infrastructure Fund
29.Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
30.Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
31.Cliffwater Corporate Lending Fund
32.Cliffwater Enhanced Lending Fund
33.Cohen & Steers Infrastructure Fund, Inc.
34.CornerCap Group of Funds
35.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
36.Davis Fundamental ETF Trust
37.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
38.Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
39.Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
40.Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
41.Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
42.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
43.Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
44.Defiance Quantum ETF, Series of ETF Series Solutions
45.Direxion Shares ETF Trust
46.DoubleLine Opportunistic Credit Fund
47.Eaton Vance NextShares Trust
48.Eaton Vance NextShares Trust II
49.EIP Investment Trust
50.Ellington Income Opportunities Fund
51.EntrepreneurShares Series Trust
52.Esoterica Thematic ETF Trust
53.ETF Opportunities Trust
54.Evanston Alternative Opportunities Fund
55.Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
56.Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
57.Fiera Capital Series Trust
58.FlexShares Trust
59.FOMO ETF, Series of Collaborative Investment Series Trust
60.Forum Funds
61.Forum Funds II
62.Friess Brandywine Blue Fund, Series of Managed Portfolio Series
63.Friess Brandywine Fund, Series of Managed Portfolio Series
64.Friess Small Cap Growth Fund, Series of Managed Portfolio Series
65.Guinness Atkinson Funds
66.Harbor ETF Trust
67.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

68.Infusive US Trust
69.Innovator ETFs Trust
70.Ironwood Institutional Multi-Strategy Fund LLC
71.Ironwood Multi-Strategy Fund LLC
72.John Hancock Exchange-Traded Fund Trust
73.Mairs & Power Funds Trust
74.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
75.Manor Investment Funds
76.Mindful Conservative ETF, Series of Collaborative Investment Series Trust
77.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
78.Mohr Growth ETF, Series of Collaborative Investment Series Trust
79.Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
80.Morningstar Funds Trust
81.OSI ETF Trust
82.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
83.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
84.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
85.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
86.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
87.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
88.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
89.Palmer Square Opportunistic Income Fund
90.Partners Group Private Income Opportunities, LLC
91.PENN Capital Funds Trust
92.Performance Trust Mutual Funds, Series of Trust for Professional Managers
93.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
94.Plan Investment Fund, Inc.
95.PMC Funds, Series of Trust for Professional Managers
96.Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
97.Putnam ETF Trust
98.Quaker Investment Trust
99.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
100.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
101.Renaissance Capital Greenwich Funds
102.Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
103.Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
104.RMB Investors Trust (f/k/a Burnham Investors Trust)
105.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
106.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
107.Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
108.Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
109.Roundhill MVP ETF, Series of Listed Funds Trust
110.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
111.Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
112.Salient MF Trust
113.Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
114.Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
115.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
116.SHP ETF Trust
117.Six Circles Trust
118.Sound Shore Fund, Inc.
119.Spear Alpha ETF, Series of Listed Funds Trust
120.Strategy Shares
121.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
122.Syntax ETF Trust

123.The Active Dividend Stock ETF, Series of Collaborative Investment Series Trust
124.The Chartwell Funds
125.The Community Development Fund
126.The De-SPAC ETF, Series of Collaborative Investment Series Trust
127.The Private Shares Fund (f/k/a SharesPost 100 Fund)
128.The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
129.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
130.Third Avenue Trust
131.Third Avenue Variable Series Trust
132.Tidal ETF Trust
133.TIFF Investment Program
134.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
135.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
136.Timothy Plan International ETF, Series of The Timothy Plan
137.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
138.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
139.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
140.Transamerica ETF Trust
141.Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
142.TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
143.TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
144.TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
145.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
146.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
147.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
148.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
149.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
150.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
151.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
152.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
153.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
154.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
155.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
156.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
157.U.S. Global Investors Funds
158.Variant Alternative Income Fund
159.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
160.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
161.VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
162.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
163.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
164.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
165.VictoryShares Protect America ETF, Series of Victory Portfolios II
166.VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
167.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
168.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
169.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
170.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
171.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
172.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
173.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
174.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
175.VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
176.VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
177.VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

178.VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
179.VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
180.VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
181.West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
182.WisdomTree Trust
183.WST Investment Trust
184.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    To the best of Registrant’s knowledge, the manager and executive officers of Foreside Fund Services, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 0410	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 0410	Secretary	None
(c)    Not applicable
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Administrator	Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758
Registrant’s Sub-Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Adviser	Toroso Investments, LLC 898 North Broadway, Suite 2 Massapequa, New York 11758

Records Relating to:	Are located at:
Registrant’s Sub-Adviser	National Investment Services of America, LLC 777 East Wisconsin Avenue, Suite 2350 Milwaukee, Wisconsin 53202
Registrant’s Sub-Adviser	Income Research + Management 100 Federal Street, 30th Floor Boston, Massachusetts 02110
Registrant’s Sub-Adviser	Leatherback Asset Management, LLC 2000 PGA Boulevard, Suite 4440 Palm Beach Gardens, Florida 33408
Registrant’s Sub-Adviser	Robasciotti & Associates, Inc., doing business as Adasina Social Capital 870 Market Street, Suite 1275 San Francisco, California 94102
Registrant’s Sub-Adviser	Gotham Asset Management, LLC 535 Madison Avenue, 30th Floor New York, New York 10022
Registrant’s Sub-Adviser	ShariaPortfolio, Inc. 1331 S. International Parkway, Suite 2291 Lake Mary, Florida 32746
Registrant’s Sub-Adviser	Sound Income Strategies, LLC 6550 North Federal Highway, Suite 510 Fort Lauderdale, Florida 33308
Registrant’s Sub-Adviser	Euclid Investment Advisory, LLC 4701 Sangamore Road, N100 Bethesda, Maryland 20816
Registrant’s Sub-Adviser	Acruence Capital, LLC 8118 Datapoint Drive, Suite 104 San Antonio, Texas 78229
Registrant’s Sub-Adviser	Robinson Capital Management, LLC 63 Kercheval Avenue, Suite 111 Grosse Pointe Farms, Michigan 48236
Registrant’s Sub-Adviser	ZEGA Financial, LLC 777 South Flagler Drive, Suite 800, West Tower West Palm Beach, Florida 33401
Registrant’s Sub-Adviser	FolioBeyond, LLC 1050 Park Avenue, Suite 6A New York, New York 10028
Registrant’s Sub-Adviser	Armada ETF Advisors LLC 2 Enterprise Drive, Suite 406 Shelton, Connecticut 06484
Registrant’s Sub-Adviser	Pinnacle Family Advisors, LLC 620 West Republic Road, Suite 104 Springfield, Missouri 65807

Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 29, 2021.

Tidal ETF Trust
By: /s/ Eric W. Falkeis
Eric W. Falkeis
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on December 29, 2021.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*Dusko Culafic	Trustee
Dusko Culafic

*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney filed previously.